Share-based payments - Additional information (Details) - £ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Share-based payments
Weighted average exercise price	£ 0.0001	£ 0.0001	£ 0.0001
Weighted average remaining contractual life	4 years